As filed with the Securities and Exchange Commission on August 19, 2011

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 61	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 63	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 1-866-909-9473

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Counsel for the Trust:	Richard Morris, Esq.
Morgan, Lewis & Bockius, LLP	WisdomTree Asset Management, Inc.
1111 Pennsylvania Avenue, NW	380 Madison Avenue, 21st Floor
Washington, DC 20004	New York, NY 10017
Attention: W. John McGuire, Esq.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit as an Exhibit to the Registration Statement, risk/return summary information in interactive data format for the following series of the Trust: WisdomTree Total Dividend Fund; WisdomTree Equity Income Fund; WisdomTree Dividend ex-Financials Fund; WisdomTree LargeCap Dividend Fund; WisdomTree MidCap Dividend Fund; WisdomTree SmallCap Dividend Fund; WisdomTree Total Earnings Fund; WisdomTree Earnings 500 Fund; WisdomTree MidCap Earnings Fund; WisdomTree SmallCap Earnings Fund; WisdomTree LargeCap Value Fund; WisdomTree LargeCap Growth Fund; WisdomTree DEFA Fund; WisdomTree DEFA Equity Income Fund; WisdomTree International Hedged Equity Fund; WisdomTree International Dividend ex-Financials Fund; WisdomTree International LargeCap Dividend Fund; WisdomTree International MidCap Dividend Fund; WisdomTree International SmallCap Dividend Fund; WisdomTree Europe SmallCap Dividend Fund; WisdomTree Global Equity Income Fund; WisdomTree Japan Hedged Equity Fund; WisdomTree Japan SmallCap Dividend Fund; WisdomTree Global ex-U.S. Growth Fund; WisdomTree Asia Pacific ex-Japan Fund; WisdomTree Australia Dividend Fund; WisdomTree Emerging Markets Equity Income Fund; WisdomTree Emerging Markets SmallCap Dividend Fund; WisdomTree Middle East Dividend Fund; WisdomTree India Earnings Fund; WisdomTree Commodity Country Equity Fund; WisdomTree Global Natural Resources Fund; WisdomTree Global ex-U.S. Utilities Fund; and WisdomTree Global ex-U.S. Real Estate Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 19th day of August, 2011.

WISDOMTREE TRUST
(Registrant)
By:	/s/ Jonathan Steinberg
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg Jonathan Steinberg	President (Principal Executive Officer) and Trustee	August 19, 2011

/s/ Amit Muni* Amit Muni	Treasurer (Principal Financial and Accounting Officer) and Assistant Secretary	August 19, 2011

/s/ Gregory Barton* Gregory Barton	Trustee	August 19, 2011

/s/ Toni Massaro* Toni Massaro	Trustee	August 19, 2011

/s/ Victor Ugolyn* Victor Ugolyn	Trustee	August 19, 2011

*By:	/s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase